Inventory (Tables)	12 Months Ended
Jun. 30, 2020
Inventories [Abstract]
Breakdown of Inventory
The following is a breakdown of inventory:

	June 30, 2020			June 30, 2019 (1)
	Capitalized cost	Fair value adjustment	Carrying value	Capitalized cost	Fair value adjustment	Carrying value
	$	$	$	$	$	$
Harvested cannabis
Work-in-process	29,737	16,708	46,445	30,518	31,386	61,904
Finished goods	11,826	1,735	13,561	8,529	5,007	13,536
	41,563	18,443	60,006	39,047	36,393	75,440
Extracted cannabis
Work-in-process	21,608	4,995	26,603	4,536	1,356	5,892
Finished goods	15,758	1,396	17,154	7,563	1,224	8,787
	37,366	6,391	43,757	12,099	2,580	14,679

Hemp products
Raw materials	929	—	929	4,508	—	4,508
Work-in-process	235	—	235	1,000	—	1,000
Finished goods	107	—	107	3,183	—	3,183
	1,271	—	1,271	8,691	—	8,691

Supplies and consumables	16,125	—	16,125	9,673	—	9,673

Merchandise and accessories	668	—	668	2,838	—	2,838

Ending Balance	96,993	24,834	121,827	72,348	38,973	111,321

(1)	Amounts have been retroactively restated for the change in accounting policy relating to the valuation of Cannabis Inventory (Note 2(h).